UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7319

Fidelity Covington Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2003

Item 1. Reports to Stockholders

Fidelity®

Real Estate High Income Fund II

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

REHIFII-USAN-0803
1.787783.100

Contents

Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on the fund, including charges and expenses, call Jeff Gandel at 617-563-6414 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Asset-Backed Securities - 0.4%
	Principal Amount	Value (Note 1)
Saxon Asset Securities Trust Series 1998-1:
Class BF2, 8% 12/25/27 (b)	$ 137,795	$ 136,789
Class BF3, 8.6% 12/25/27 (b)	118,831	118,093
TOTAL ASSET-BACKED SECURITIES (Cost $227,431)		254,882
Commercial Mortgage Securities - 4.9%

Artesia Mortgage CMBS, Inc. Series 1998-C1:
Class G, 6.9737% 6/25/30 (b)(c)	999,248	691,739
Class NR, 6.5257% 6/25/30 (b)(c)	1,037,584	175,414
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1:
Class G, 1.1299% 4/27/09 (b)(c)	107,878	106,270
Class H, 0% 10/25/22 (b)(c)	1,027,681	308,407
Blaylock Mortgage Capital Corp. Series 1997-A:
Class B5, 6.425% 10/15/03 (b)	250,000	240,000
Class B6, 6.425% 10/15/03 (b)	250,000	225,000
Class B7, 6.425% 10/15/03 (b)	335,000	268,000
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class F, 0% 4/15/19 (b)(c)	103,511	0
J.P. Morgan Commercial Mortgage Finance Corp. Series 1997-C4 Class NR, 7.38% 12/26/28 (b)	4,885,341	1,244,834
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9814% 4/25/21 (b)(c)	56,219	50,035
Structured Asset Securities Corp. Series 1996-CFL Class P, 2/25/28 (b)(d)	145,514	72,772
Structured Mortgage Trust weighted average coupon Series 1997-2:
Class C, 2.5687% 1/30/06 (b)(c)	34,154	23,156
Class D, 2.5687% 1/30/06 (b)(c)	42,037	24,423
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,667,082)		3,430,050
Common Stocks - 86.7%
	Shares
Banks and Thrifts - 0.0%
CS First Boston Mortgage Securities Corp. warrants 9/1/03 (a)	781,850	0
Homebuilding/Real Estate - 82.6%
AMB Property Corp. (SBI)	40,500	1,140,885
Apartment Investment & Management Co. Class A	145,615	5,038,279
Archstone-Smith Trust	68,275	1,638,600
AvalonBay Communities, Inc.	32,037	1,366,058

	Shares	Value (Note 1)
Boardwalk Equities, Inc.	124,700	$ 1,411,873
Boston Properties, Inc.	55,300	2,422,140
CBL & Associates Properties, Inc.	52,046	2,237,978
CenterPoint Properties Trust (SBI)	57,500	3,521,875
Cousins Properties, Inc.	10,000	279,000
Crown American Realty Trust (SBI)	27,300	293,202
Developers Diversified Realty Corp.	51,200	1,456,128
Duke Realty Corp.	113,400	3,124,170
Equity Office Properties Trust	174,111	4,702,738
Equity Residential (SBI)	57,078	1,481,174
Federal Realty Investment Trust (SBI)	36,650	1,172,800
General Growth Properties, Inc.	40,700	2,541,308
Home Properties of New York, Inc.	16,621	585,724
Kilroy Realty Corp.	5,000	137,500
Liberty Property Trust (SBI)	67,100	2,321,660
Maguire Properties, Inc.	53,300	1,026,025
Mills Corp.	22,600	758,230
Newcastle Investment Corp.	40,000	783,200
Newcastle Investment Holdings Corp. (b)	170,930	876,016
Pacific Gulf Properties, Inc. (a)	150,000	2
Pan Pacific Retail Properties, Inc.	34,100	1,341,835
Price Legacy Corp. (a)	227,644	853,665
ProLogis	204,552	5,584,271
Reckson Associates Realty Corp.	13,100	273,266
Regency Centers Corp.	13,900	486,222
Shurgard Storage Centers, Inc. Class A	14,900	492,892
Simon Property Group, Inc.	73,800	2,880,414
Sun Communities, Inc.	10,100	396,930
Taubman Centers, Inc.	23,100	442,596
The Rouse Co.	45,500	1,733,550
Vornado Realty Trust	65,200	2,842,720
		57,644,926
Hotels - 2.4%
Hospitality Properties Trust (SBI)	27,200	850,000
Host Marriott Corp. (a)	87,400	799,710
		1,649,710
Services - 1.7%
Public Storage, Inc.	35,200	1,192,224
TOTAL COMMON STOCKS (Cost $43,230,380)		60,486,860
Cash Equivalents - 6.3%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.02%, dated 6/30/03 due 7/1/03) (Cost $4,388,000)	$ 4,388,125	$ 4,388,000
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $51,512,893)	68,559,792
NET OTHER ASSETS - 1.7%	1,178,430
NET ASSETS - 100%	$ 69,738,222
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,560,948 or 6.5% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.2%
BBB	0.0
BB	1.2
B	0.2
CCC,CC,C	0.4
Not Rated	3.3
Equities	86.7
Short-Term Investments and Net Other Assets	8.0
Total	100.0%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Purchases and sales of securities, other than short-term securities, aggregated $3,570,502 and $31,302,100, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $52 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $4,388,000) (cost $51,512,893) - See accompanying schedule		$ 68,559,792
Cash		5,217
Receivable for investments sold		859,984
Dividends receivable		297,093
Interest receivable		91,373
Other receivables		5,361
Total assets		69,818,820

Liabilities
Accrued management fee	$ 44,223
Other payables and accrued expenses	36,375
Total liabilities		80,598

Net Assets		$ 69,738,222
Net Assets consist of:
Paid in capital		$ 46,833,792
Distributions in excess of net investment income		(271,162)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,128,693
Net unrealized appreciation (depreciation) on investments		17,046,899
Net Assets, for 6,546,450 shares outstanding		$ 69,738,222
Net Asset Value, offering price and redemption price per share ($69,738,222 ÷ 6,546,450 shares)		$ 10.65

Statement of Operations

	Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 1,424,612
Interest		978,633
Total income		2,403,245

Expenses
Management fee	$ 300,577
Transfer agent fees	6,958
Accounting fees and expenses	30,098
Non-interested trustees' compensation	178
Custodian fees and expenses	4,149
Registration fees	1,750
Audit	29,804
Legal	219
Miscellaneous	250
Total expenses before reductions	373,983
Expense reductions	(8,413)	365,570
Net investment income (loss)		2,037,675
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,561,048
Foreign currency transactions	301
Total net realized gain (loss)		5,561,349
Change in net unrealized appreciation (depreciation) on investment securities		587,063
Net gain (loss)		6,148,412
Net increase (decrease) in net assets resulting from operations		$ 8,186,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002 A
Operations
Net investment income (loss)	$ 2,037,675	$ 8,663,322
Net realized gain (loss)	5,561,349	2,718,016
Change in net unrealized appreciation (depreciation)	587,063	(490,881)
Net increase (decrease) in net assets resulting from operations	8,186,087	10,890,457
Distributions to shareholders from net investment income	(385,756)	(3,827,212)
Distributions to shareholders from net realized gain	(652,925)	(14,846,094)
Total distributions	(1,038,681)	(18,673,306)
Share transactions Net proceeds from sales of shares	2,358,600	400,000
Reinvestment of distributions	1,034,634	11,886,608
Cost of shares redeemed	(31,913,854)	(144,400,000)
Net increase (decrease) in net assets resulting from share transactions	(28,520,620)	(132,113,392)
Total increase (decrease) in net assets	(21,373,214)	(139,896,241)

Net Assets
Beginning of period	91,111,436	231,007,677
End of period (including distributions in excess of net investment income of $271,162 and distributions in excess of net investment income of $1,923,081, respectively)	$ 69,738,222	$ 91,111,436
Other Information Shares
Sold	243,511	36,697
Issued in reinvestment of distributions	108,586	1,247,283
Redeemed	(3,194,442)	(12,661,334)
Net increase (decrease)	(2,842,345)	(11,377,354)

A Certain amounts have been reclassified. See Note 1 of the Notes to Financial Statements.

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.70	$ 11.12	$ 11.11	$ 9.43	$ 10.12	$ 12.38
Income from Investment Operations
Net investment income (loss) D	.246	.562 F	.526 F, H	.719 E	.761	.786
Net realized and unrealized gain (loss)	.819	.012 F	.396 F, H	1.710	(.806)	(2.454)
Total from investment operations	1.065	.574	.922	2.429	(.045)	(1.668)
Distributions from net investment income	(.045)	(.384)	(.712)	(.749)	(.645)	(.592)
Distributions from net realized gain	(.070)	(1.610)	(.200)	-	-	-
Total distributions	(.115)	(1.994)	(.912)	(.749)	(.645)	(.592)
Net asset value, end of period	$ 10.65	$ 9.70	$ 11.12	$ 11.11	$ 9.43	$ 10.12
Total Return B, C	11.12%	5.89%	8.43%	25.83%	(.46)%	(13.66)%
Ratios to Average Net Assets G
Expenses before expense reductions	.92% A	.86%	.83%	.85%	.85%	.89%
Expenses net of voluntary waivers, if any	.92% A	.86%	.83%	.85%	.85%	.89%
Expenses net of all reductions	.90% A	.80%	.79%	.83%	.79%	.83%
Net investment income (loss)	4.99% A	4.89% F	4.58% F, H	6.83%	7.57%	7.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,738	$ 91,111	$ 231,008	$ 418,923	$ 321,641	$ 192,471
Portfolio turnover rate	9% A	29%	19%	31%	41%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.07 per share.

F As a result of a revision to reflect accretion of market discount using the interest method and as a result of prior accretion of discount on a portfolio security, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of these changes for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.059 and $.033 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 5.40% and 4.87% to 4.89% and 4.58%, respectively. These reclassifications had no impact on the net assets of the fund.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Real Estate High Income Fund II (the fund) is a fund of Fidelity Covington Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Reclassification of Financial Information. As a result of a revision to reflect accretion of market discount using the interest method and as a result of prior accretion of discount on a portfolio security, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. Net investment income for the fund decreased by $903,277 with a corresponding increase (decrease) to realized and unrealized gain (loss) of $1,275,638 and $(372,361), respectively. These reclassifications had no impact on total net assets of the fund.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 19,678,399	|
Unrealized depreciation	(2,265,002)
Net unrealized appreciation (depreciation)	$ 17,413,397
Cost for federal income tax purposes	$ 51,146,395

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .74% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $7,961 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $452.

7. Other Information.

At the end of the period, limited partnerships managed by FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research Company (U.K.) Inc.

Fidelity Management & Research Company (Far East) Inc.

Fidelity Investment Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 29, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 29, 2003